SALUDA GRADE MORTGAGE FUNDING LLC ABS-15G

Exhibit 99.1 - Schedule 4

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
PropertyType	0	113	0%
ApplicationDate	4	113	3.54%
CashDisbursementDate	0	113	0%
B1FirstName	0	113	0%
LoanAmount	0	113	0%
Occupancy	0	113	0%
LienPosition	0	113	0%
InterestRate	0	113	0%
PropertyZipCode	0	113	0%
LoanProgram	0	113	0%
Term	49	113	43.36%
MaturityDate	0	113	0%
NumberofUnits	0	113	0%
OriginatorDocType	2	113	1.77%
PropertyState	0	113	0%
B1LastName	2	113	1.77%
PropertyAddress	0	113	0%
B1SelfEmploymentFlag	0	113	0%
CLTV	4	113	3.54%
FirstPaymentDate	0	113	0%
InitialMonthlyPIOrIOPayment	0	111	0%
PropertyCity	0	113	0%
ClosingSettlementDate	1	2	50%
PropertyCounty	0	2	0%